Pension and Other Employee Obligations - Contributions to Defined Contribution Plans (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Disclosure of geographical areas [Line Items]
Contributions to defined contribution plans	$ 15,296	$ 12,648	$ 12,675
India [member]
Disclosure of geographical areas [Line Items]
Contributions to defined contribution plans	10,758	8,681	8,772
USA [member]
Disclosure of geographical areas [Line Items]
Contributions to defined contribution plans	2,110	1,770	1,548
UK [member]
Disclosure of geographical areas [Line Items]
Contributions to defined contribution plans	825	898	892
South Africa [member]
Disclosure of geographical areas [Line Items]
Contributions to defined contribution plans	801	596	789
Sri Lanka [member]
Disclosure of geographical areas [Line Items]
Contributions to defined contribution plans	567	512	480
Philippines [member]
Disclosure of geographical areas [Line Items]
Contributions to defined contribution plans	$ 235	$ 191	$ 194